Consolidated Statements Of Operations In Millions, except Per Share data, unless otherwise specified	3 Months Ended			6 Months Ended
	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Sep. 30, 2010 JPY (¥)	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Sep. 30, 2010 JPY (¥)
Revenue:
Commissions	$ 1,115	¥ 85,926	¥ 83,520	$ 2,372	¥ 182,706	¥ 201,598
Fees from investment banking	179	13,819	24,892	358	27,589	45,258
Asset management and portfolio service fees	477	36,712	33,712	983	75,767	68,566
Net gain on trading	337	25,984	102,993	1,213	93,484	162,962
Gain (loss) on private equity investments	(30)	(2,315)	(963)	(107)	(8,265)	(1,909)
Interest and dividends	1,393	107,288	69,960	3,120	240,375	145,717
Gain (loss) on investments in equity securities	(33)	(2,544)	(5,685)	(41)	(3,141)	(16,028)
Other	1,467	112,977	11,989	2,549	196,342	28,270
Total revenue	4,905	377,847	320,418	10,447	804,857	634,434
Interest expense	990	76,258	44,795	2,244	172,903	98,987
Net revenue	3,915	301,589	275,623	8,203	631,954	535,447
Non-interest expenses:
Compensation and benefits	1,851	142,569	126,694	3,620	278,876	248,781
Commissions and floor brokerage	298	22,939	21,357	610	46,997	45,038
Information processing and communications	565	43,544	46,662	1,130	87,091	90,915
Occupancy and related depreciation	342	26,371	23,086	611	47,063	45,597
Business development expenses	160	12,333	6,780	281	21,668	13,939
Other	1,278	98,465	29,446	2,084	160,533	63,109
Total non-interest expenses	4,494	346,221	254,025	8,336	642,228	507,379
Income (loss) before income taxes	(579)	(44,632)	21,598	(133)	(10,274)	28,068
Income tax expense (benefit)	(5)	(373)	19,660	207	15,947	23,100
Net income (loss)	(574)	(44,259)	1,938	(340)	(26,221)	4,968
Less: Net income attributable to noncontrolling interests	24	1,833	887	28	2,100	1,595
Net income (loss) attributable to NHI shareholders	$ (598)	¥ (46,092)	¥ 1,051	$ (368)	¥ (28,321)	¥ 3,373
Basic-
Net income (loss) attributable to NHI shareholders per share	$ (0.16)	¥ (12.64)	¥ 0.29	$ (0.10)	¥ (7.81)	¥ 0.92
Diluted-
Net income (loss) attributable to NHI shareholders per share	$ (0.16)	¥ (12.65)	¥ 0.29	$ (0.10)	¥ (7.81)	¥ 0.92